Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 29, 2020	Feb. 29, 2020	Feb. 28, 2019	Aug. 31, 2019	Aug. 31, 2018
OPERATING ACTIVITIES
Net Income (Loss)		$ 6,889,000	$ (4,387,000)	$ (18,727,000)	$ (16,823,000)
Income from discontinued operations	$ 13,898,000	15,879,000	3,418,000	5,997,000	1,226,000
Net loss from continuing operations	(4,453,000)	(8,990,000)	(7,805,000)	(24,724,000)	(18,049,000)
Adjustments to reconcile net loss from continuing operations to net cash used in continuing operating activities:
Depreciation and amortization	239,000	480,000	379,000	837,000	272,000
Gain on convertible note settlement	(760,000)	(760,000)	(2,611,000)
Gain on convertible note penalties accrual		(760,000)
Amortization debt discount and debt issuance cost		2,313,000	1,895,000
Stock issued for services		75,000	113,000	263,000	163,000
Stock-based compensation - general and administrative		670,000	158,000	369,000	200,000
Expense related to warrant modification	22,000	22,000		2,271,000
Inducement loss on note conversions	567,000	567,000	1,555,000
Non-cash interest			298,000
Change in fair value of derivative and warrant liability	(829,000)	(1,771,000)		(2,569,000)
Changes in operating assets and liabilities
Accounts receivable		(1,111,000)	(55,000)	(50,000)	289,000
Unbilled accounts receivable		(691,000)	(195,000)	(857,000)	(547,000)
Prepaid expenses		(53,000)	268,000	97,000	(93,000)
Other current assets		81,000	39,000	15,000	(243,000)
Deposits - workers' compensation		(273,000)	(542,000)	(794,000)	(124,000)
Deposits and other assets		20,000	26,000	(3,000)	6,000
Accounts payable		(901,000)	458,000	1,372,000	76,000
Payroll related liabilities		3,242,000	985,000	1,584,000	590,000
Accrued workers' compensation		(273,000)	302,000	700,000	60,000
Other current liabilities		(1,894,000)	(119,000)	(25,000)	1,677,000
Total Adjustments		(257,000)	2,954,000
Net cash used in continuing operating activities		(9,247,000)	(4,851,000)	(12,063,000)	(11,352,000)
Net cash (used in) provided by discontinued operating activities		(1,348,000)	4,837,000	9,978,000	1,815,000
Net cash used in operating activities		(10,595,000)	(14,000)	(2,086,000)	(9,538,000)
INVESTING ACTIVITIES
Purchase of fixed assets		(77,000)	(497,000)	(1,167,000)	(3,019,000)
Disposal of fixed assets		34,000
Proceeds from working capital adjustment - sale of assets		1,214,000
Proceeds from sale of assets		9,500,000
Net cash provided by (used in) investing activities		10,671,000	(497,000)	(1,492,000)	(3,019,000)
FINANCING ACTIVITIES
Repayment of convertible notes				(436,000)
Proceeds from asset sale		(1,240,000)
Proceeds from exercise of warrants			660,000	660,000	75,000
Net cash provided by financing activities		(1,240,000)	660,000	3,489,000	8,310,000
Net increase (decrease) in cash		(1,164,000)	149,000	(89,000)	(4,247,000)
Cash - Beginning of Period		1,561,000	1,650,000	1,650,000	5,897,000
Cash - End of Period	397,000	397,000	1,799,000	1,561,000	1,650,000
Supplemental Disclosure of Cash Flows Information:
Cash paid for interest		315,000	145,000	226,000	133,000
Non-cash Investing and Financing Activities:
Conversion of debt and accrued interest into common stock		2,215,000	4,891,000	8,904,000
Additional Principal to settle registration rights penalties			$ 889,000	889,000
Common shares issued for services		75,000		$ 263,000	$ 163,000
Common shares issued for note exchange	$ 200,000	200,000
Additional principal issued for note exchange		267,000
Discount recorded for asset sale note receivable		1,818,000
Reclassification of derivative liabilities to paid in capital		1,691,000
Supplemental schedule of cash activities - Asset Sale
Cash received at January 3, 2020 closing		$ 9,500,000